Stockholders' Equity - Summary of Assumptions Used to Determine Fair Value of Employee Stock Option Grants, Employee Stock Purchase Plan and Performance Options with Market Condition (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)					6 months	6 months	6 months
Risk-free interest rate, minimum					1.40%	0.60%	0.40%
Risk-free interest rate, maximum					2.10%	1.00%	0.60%
Expected volatility, minimum					71.50%	74.50%	75.50%
Expected volatility, maximum					99.70%	115.20%	80.80%
Expected dividend yield					0.00%	0.00%	0.00%
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.40%	2.90%
Risk-free interest rate, minimum			1.40%	2.30%	2.30%	1.90%	1.20%
Risk-free interest rate, maximum			2.60%	3.00%	3.00%	2.10%	2.10%
Expected volatility, minimum	100.70%	88.40%	97.20%	88.40%	87.90%	99.10%	80.70%
Expected volatility, maximum	101.00%	88.90%	101.00%	98.40%	98.40%	124.40%	84.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Employee Stock Option [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 11 months 23 days	6 years 7 months	5 years 6 months 3 days	5 years 6 months	5 years	5 years 6 months	5 years 6 months
Employee Stock Option [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 14 days	6 years 29 months	6 years 25 days	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days